Goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Goodwill
Goodwill		¥ 9,243,990,000	¥ 9,120,439,000	¥ 2,607,821,000
Accumulated impairment loss		(2,593,420,000)	(2,593,420,000)	(2,593,420,000)
Goodwill, beginning balance		6,650,570,000	6,527,019,000	14,401,000
Additions			123,551,000	6,512,618,000
Impairment		(6,901,000)	0	0
Goodwill		9,243,990,000	9,243,990,000	9,120,439,000
Accumulated impairment loss		(2,600,321,000)	(2,593,420,000)	(2,593,420,000)
Goodwill, ending balance	$ 966,282	6,643,669,000	6,650,570,000	6,527,019,000
JD Retail
Goodwill
Goodwill		6,650,570,000	6,527,019,000	14,401,000
Goodwill, beginning balance		6,650,570,000	6,527,019,000	14,401,000
Additions			123,551,000	6,512,618,000
Impairment		(6,901,000)
Goodwill		6,650,570,000	6,650,570,000	6,527,019,000
Accumulated impairment loss		(6,901,000)
Goodwill, ending balance		6,643,669,000	6,650,570,000	6,527,019,000
New Businesses
Goodwill
Goodwill		2,593,420,000	2,593,420,000	2,593,420,000
Accumulated impairment loss		(2,593,420,000)	(2,593,420,000)	(2,593,420,000)
Goodwill		2,593,420,000	2,593,420,000	2,593,420,000
Accumulated impairment loss		¥ (2,593,420,000)	¥ (2,593,420,000)	¥ (2,593,420,000)